Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Organization

Organization

Arcadia Biosciences, Inc. (the “Company,” “Arcadia” or “management”), was incorporated in Arizona in 2002 and maintains its headquarters in Dallas, Texas, with additional office space in Davis and Sacramento, California. The Company was reincorporated in Delaware in March 2015.

Since acquiring the assets of Live Zola, LLC (“Zola”) in May 2021, the Company has provided consumers with a great tasting way to rehydrate, reset, and reenergize with Zola coconut water products. The company has leveraged its history as a leader in science-based approaches to develop high value products and drive innovation in the consumer goods industry. Previously, the Company developed products primarily in wheat, which it commercialized through the sales of seed, grain and food ingredients and products, and through trait licensing and royalty agreements.

In February 2012, the Company formed Verdeca, which was equally owned with Bioceres. Verdeca was formed to develop and deregulate soybean varieties using both partners’ agricultural technologies. In November 2020, Arcadia sold its membership interest in Verdeca to Bioceres in a transaction in which Arcadia received cash, shares of Bioceres stock and a royalty stream of up to $10.0 million on sales of Haab 4 soybeans (“HB4”). An additional $2.0 million in cash was to be paid to Arcadia upon Verdeca achieving commercial plantings of at least 200,000 hectares of HB4 or China approving the HB4 soybean trait for “food and feed”. During 2022, Bioceres received China’s approval of the HB4 soybean trait and as a result, Arcadia recorded license revenue of $862,000 and a gain on sale of Verdeca of $1.1 million on the condensed consolidated statements of operations and comprehensive loss. The Company received the full payment of $2.0 million as of December 31, 2023.

In August 2019, the Company entered into a joint venture agreement with Legacy Ventures Hawaii, LLC (“Legacy,” see Note 7) to grow, extract, and sell hemp products. The partnership Archipelago Ventures Hawaii, LLC (“Archipelago”), combines the Company’s extensive genetic expertise and resources with Legacy’s experience in hemp extraction and sales. In October 2021, Arcadia and Legacy mutually agreed to wind down the cultivation activities of Archipelago, due to regulatory challenges and a saturated hemp market.

In May 2021, the Company’s wholly owned subsidiary Arcadia Wellness, LLC (“Arcadia Wellness” or “AW”) acquired the businesses of Eko Holdings, LLC, Lief, LLC, and Zola. The acquisition included Saavy Naturals™, a line of natural body care products, Soul Spring™, a CBD-infused botanical therapy brand in the natural category, and ProVault™, a THC-free CBD sports performance formula made with natural ingredients, providing effective support and recovery for athletes (collectively, “body care brands”). Also included in the purchase was Zola, a coconut water sourced exclusively with sustainably grown coconuts from Thailand. In July 2022, the Company entered into an agreement to license Saavy Naturals to Radiance Beauty and Wellness, Inc. (“Radiance Beauty”). In July 2023, management made the decision to exit the remaining body care brands, Soul Spring and ProVault, as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

On May 14, 2024, the Company sold its non-GMO Resistant Starch (“RS”) durum wheat trait to longtime partner Corteva Agriscience (“Corteva”). Under the terms of the agreement, Arcadia retained certain rights to use the RS durum wheat trait. The Company received $4.0 million in cash payment from Corteva during the nine months ended September 30, 2024 and recorded a gain of the same amount as the trait had no carrying value on the condensed consolidated statement of operations and comprehensive loss related to the transaction. Refer to Note 8 for details of the partnership and transaction.

On May 16, 2024, the Company sold the GoodWheat™ brand to Above Food Ingredients Corp. (“Above Food”) for net consideration of $3.7 million. Refer to Note 6 for details of the transaction.

Organization

Arcadia Biosciences, Inc. (the "Company," "Arcadia" or "management"), was incorporated in Arizona in 2002 and maintains its headquarters in Dallas, Texas, with additional office space in Davis and Sacramento, California. The Company was reincorporated in Delaware in March 2015.

Since acquiring the assets of Live Zola, LLC ("Zola") in May 2021, the Company has provided consumers with a great tasting way to rehydrate, reset, and reenergize with Zola coconut water products. The company has leveraged its history as a leader in science-based approaches to develop high value products and drive innovation in the consumer goods industry. Previously, the Company developed products primarily in wheat, which it commercialized through the sales of seed, grain and food ingredients and products, and through trait licensing and royalty agreements.

On May 16, 2024, Arcadia sold the GoodWheat™ brand to Above Food for net consideration of $3.7 million. The strategic decision to sell GoodWheat enabled the Company to monetize its intellectual property early. The assets sold consisted primarily of grain and finished goods inventories, formulations and trademarks. The disposition of GoodWheat met the "held for sale" criteria per ASC 205-20-45-1B and represented a strategic shift that had a major effect on the Company's operations and financial results. As a result, the financial statements and related notes as of December 31, 2023 and 2022 were recast to reflect the GoodWheat disposition as a discontinued operation. The disposition of GoodWheat resulted in a loss of $1,500 in 2024.

On May 14, 2024, the Company sold its non-GMO Resistant Starch ("RS") durum wheat trait to longtime partner Corteva AgriScience ("Corteva") for total cash consideration of $4.0 million. Under the terms of the agreement, Arcadia retained certain rights to use the RS durum wheat trait.

In May 2021, the Company’s wholly owned subsidiary Arcadia Wellness, LLC (“Arcadia Wellness” or “AW”) acquired the businesses of Eko Holdings, LLC, Lief, LLC, and Zola. The acquisition included Saavy Naturals™, a line of natural body care products, Soul Spring™, a CBD-infused botanical therapy brand in the natural category, and ProVault™, a THC-free CBD sports performance formula made with natural ingredients, providing effective support and recovery for athletes (collectively, "body care brands"). Also included in the purchase was Zola, a coconut water sourced exclusively with sustainably grown coconuts from Thailand. In July 2022, the Company entered into an agreement to license Saavy Naturals to Radiance Beauty and Wellness, Inc. ("Radiance Beauty"). In July 2023, management made the decision to exit the remaining body care brands, Soul Spring and ProVault, as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

In August 2019, the Company entered into a joint venture agreement with Legacy Ventures Hawaii, LLC (“Legacy,” see Note 6) to grow, extract, and sell hemp products. The partnership Archipelago Ventures Hawaii, LLC (“Archipelago”), combines the Company’s extensive genetic expertise and resources with Legacy’s experience in hemp extraction and sales. In October 2021, Arcadia and Legacy mutually agreed to wind down the cultivation activities of Archipelago, due to regulatory challenges and a saturated hemp market.

In February 2012, the Company formed Verdeca, which was equally owned with Bioceres. Verdeca was formed to develop and deregulate soybean varieties using both partners’ agricultural technologies. In November 2020, Arcadia sold its membership interest in Verdeca to Bioceres in a transaction in which Arcadia received cash, shares of Bioceres stock and a royalty stream of up to $10.0 million on sales of Haab 4 soybeans (“HB4”). An additional $2.0 million in cash is to be paid to Arcadia upon Verdeca of achieving commercial plantings of at least 200,000 hectares of HB4 or China approving the HB4 soybean trait for “food and feed”. During 2022, Bioceres received China's approval of the HB4 soybean trait and as a result, Arcadia recorded license revenue of $862,000 and a gain on sale of Verdeca of $1.1 million on the consolidated statements of operations and comprehensive loss. The Company received the full payment of $2.0 million as of December 31, 2023.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial statements and are in the form prescribed by the Securities and Exchange Commission (the “SEC”) in instructions to Form 10-Q and Rule 10-01 of Regulation S-X. In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the periods indicated. All material intercompany accounts and transactions have been eliminated in consolidation. The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, Arcadia Wellness, and Archipelago.

The Company uses a qualitative approach in assessing the consolidation requirement for variable interest entities (“VIEs”). This approach focuses on determining whether the Company has the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and whether the Company has the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.

For all periods presented, the Company has determined that it is the primary beneficiary of Archipelago, a joint venture, as it has a controlling interest in Archipelago. Accordingly, the Company consolidates Archipelago in the condensed consolidated financial statements after eliminating intercompany transactions. For consolidated joint ventures, the non-controlling partner’s share of the assets, liabilities and operations of the joint venture is included in non-controlling interests as equity of the Company. The non-controlling partner’s interest is generally computed as the joint venture partner’s ownership percentage of Archipelago. The non-controlling partner’s equity interests are presented as non-controlling interests on the condensed consolidated balance sheets.

The information included in these condensed consolidated financial statements and notes thereto should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations included herein and Management’s Discussion and Analysis of Financial Condition and Results of Operations and the condensed consolidated financial statements and notes thereto for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K, filed with the SEC on March 28, 2024.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and Archipelago. All intercompany balances and transactions have been eliminated in consolidation. The Company prepares its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, or U.S. GAAP (“GAAP”), and with the rules of the Securities and Exchange Commission.

The Company uses a qualitative approach in assessing the consolidation requirement for variable interest entities ("VIEs"). This approach focuses on determining whether the Company has the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and whether the Company has the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.

For all periods presented, the Company has determined that it is the primary beneficiary of Archipelago, a joint venture, as it has a controlling interest in Archipelago. Accordingly, the Company consolidates Archipelago in the consolidated financial statements after eliminating intercompany transactions. For consolidated joint ventures, the non-controlling partner’s share of the assets, liabilities and operations of the joint venture is included in non-controlling interests as equity of the Company. The non-controlling partner’s interest is generally computed as the joint venture partner’s ownership percentage of Archipelago. Net loss attributable to non-controlling interest of $5,000 and $236,000 is recorded as an adjustment to net loss to arrive at net loss attributable to common stockholders for the years ended December 31, 2023 and 2022, respectively. The non-controlling partner’s equity interests are presented as non-controlling interests on the consolidated balance sheets as of December 31, 2023 and 2022.

Reclassifications

Reclassifications

Certain previously reported financial information has been reclassified to conform to the current year presentation. For a discussion of the reclassification of the financial presentation of our former GoodWheat and body care brands reported as discontinued operations, see “Discontinued Operations” section below. Unless otherwise noted, amounts and disclosures throughout these notes to condensed consolidated financial statements relate solely to continuing operations and exclude all discontinued operations.

Reclassifications

Certain previously reported financial information has been reclassified to conform to the current year presentation. For a discussion of the reclassification of the financial presentation of our former GoodWheat and body care brands reported as discontinued operations, see “Discontinued Operations” section above. Unless otherwise noted, amounts and disclosures throughout these notes to consolidated financial statements relate solely to continuing operations and exclude all discontinued operations.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions in the Company’s consolidated financial statements and notes thereto. Significant estimates and assumptions made by management included the determination of revenue recognition, the provision for income taxes, net realizable value of inventory, and fair value of the preferred investment option and contingent liabilities. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers any liquid investment with a stated maturity of three months or less at the date of purchase to be a cash equivalent. Cash and cash equivalents consist of cash on deposit with banks and money-market funds. The Company limits cash investments to financial institutions with high credit standings; therefore, management believes that there is no significant exposure to any credit risk in the Company’s cash and cash equivalents.

Investments in debt and equity securities

Investments in debt and equity securities

Investments in debt and equity securities are carried at fair value and classified as short-term investments. Unrealized gains and losses are included in accumulated other comprehensive income, which is reflected as a separate component of stockholder’s equity in the consolidated balance sheets. Gains and losses are recognized when realized in the consolidated statements of operations and comprehensive loss. Investment securities are reported as cash and cash equivalent, short-term investments or long-term investments in the consolidated balance sheets based on the nature of the investments and maturity period. Short-term investments have maturities of less than a year and long-term investments have maturities of a year and greater from the balance sheet date.

Other-than-temporary impairments on investments

Other-than-temporary impairments on investments

The Company regularly reviews each of its investments for impairment by determining if the investment has sustained an other-than-temporary decline in its value, in which case the investment is written down to its fair value by a charge to earnings. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include (i) the market value of the investment in relation to its cost basis, (ii) the financial condition of the investment, and (iii) the Company’s intent and ability to retain the investment for a sufficient period of time to allow for recovery of the market value of the investment. As of December 31, 2023 and 2022, there was no impairment of the Company’s investments.

Accounts receivable and other receivables

Accounts receivable and other receivables

Accounts receivable represents amounts owed to the Company from product sales, licenses, and royalties. Other receivables represent amounts owed to the Company for miscellaneous non-trade activities including the sale of property and equipment. The carrying value of the Company’s receivables represents estimated net realizable values. The Company generally does not require collateral and estimates any required allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables, and existing economic conditions. If events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances and the allowance is recorded accordingly. Past-due receivable balances are written off when the Company’s internal collection efforts have been unsuccessful in collecting the amounts due. The Company had $0 and $3,000 amounts reserved for doubtful accounts at December 31, 2023 and 2022, respectively, and the allowance activity during each of the years ended December 31, 2023 and 2022, was immaterial.

Inventory

Inventory

Inventory costs are tracked on a lot-identified basis and are included as cost of revenues when sold. Inventories are stated at the lower of cost or net realizable value. The Company makes adjustments to inventory when conditions indicate that the net realizable value may be less than cost due to physical deterioration, obsolescence, changes in price levels, or other factors. Additional adjustments to inventory are made for excess and slow-moving inventory on hand that is not expected to be sold within a reasonable timeframe to reduce the carrying amount to its estimated net realizable value.

Inventories mainly consist of coconut water imported from Thailand, freight-in, supplies, and labor.

The inventories—current line item on the balance sheet represents inventory forecasted to be sold or used in production in the next 12 months, as of the balance sheet date, and consist primarily of Zola Coconut water. The inventories—noncurrent line item on the balance sheet represents inventory expected to be used in production or sold beyond the next 12 months, as of the balance sheet date, and consist of GoodWheat seeds.

Raw materials inventories consists of GoodWheat seeds and in-transit Zola Coconut Water. Finished goods inventories consist of Zola Coconut Water that are available for sale.

Property and equipment

Property and equipment

Property and equipment acquisitions are recorded at cost. Provisions for depreciation are calculated using the straight-line method over the following average estimated useful lives of the assets:

	Years
Software and computer equipment	3
Machinery and equipment	2-20
Furniture and fixtures	7
Leasehold improvements	2-10	*

* Leasehold improvements are depreciated over the shorter of the estimated life of the asset or the remaining life of the lease.

The Company evaluates if events and circumstances have occurred that indicate the remaining estimated useful life of fixed assets may warrant revision or that the remaining balance of these assets may not be recoverable. In evaluating for recoverability, the Company estimates the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. In the event that the balance of any asset exceeds the future undiscounted cash flow estimate, impairment is recognized based on the excess of the carrying amounts of the asset above its estimated fair value.

Fair value of financial instruments

Fair value of financial instruments

Fair value accounting is applied for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels, which are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities, are as follows:

•
Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.
•
Level 2 inputs are observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•
Level 3 inputs are unobservable inputs for the asset or liability.

Concentration of risk

Concentration of risk

Cash and cash equivalents are maintained with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple counterparties and monitoring the risk profiles of these counterparties.

Customer Concentration

Customer concentration

Significant customers are those that represent greater than 10% of the Company’s total revenues or gross accounts receivable balance at each respective balance sheet date.

Customers representing greater than 10% of accounts receivable were as follows (in percentages):

	As of December 31,
	2023	2022
Customer A	—	63
Customer B	21	—

Customers representing greater than 10% of total revenues were as follows (in percentages):

	For Year Ended December 31,
	2023	2022
Customer A	—	14
Customer C	13	14

Stock-based compensation

Stock-based compensation

The Company recognizes compensation expense related to its employee stock purchase plan and the cost of stock-based compensation awards on a straight-line basis over the requisite service period, net of estimated forfeitures. Judgment is required in estimating the amount of stock-based awards that will be forfeited prior to vesting. Compensation expense could be revised in subsequent periods if actual forfeitures differ from those estimates. The Company has selected the Black-Scholes option-pricing model and various inputs to estimate the fair value of its stock-based awards. See Note 12 for additional information. Amounts recognized in the consolidated statements of operations and comprehensive loss were as follows (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$3	$75
Selling, general and administrative	714	1,031
Total stock-based compensation	$717	$1,106

Income taxes

Income taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Net loss per share

Net loss per share

Basic net loss per share, which excludes dilution, is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as stock options, convertible promissory notes, convertible preferred stock, redeemable convertible preferred stock and warrants, result in the issuance of common stock which share in the losses of the Company. Certain potential shares of common stock have been excluded from the computation of diluted net loss per share as their effect would be anti-dilutive. Such potentially dilutive shares are excluded when the effect would be to reduce the loss per share. Due to net losses, there is no impact on earnings per share calculation in applying the two-class method since the participating securities have no legal requirement to share in any losses.

Revenue recognition

Revenue recognition

The Company derives its revenues from product sales, licensing agreements and royalty fees.

Product revenues

Product revenues consist primarily of Zola and GLA products. We recognize revenue from product sales when control of the product is transferred to third-party distributors and manufacturers, collectively “our customers,” which generally occurs upon delivery. The Company's revenues fluctuate depending on the timing of shipments of product to our customers and are reported net of estimated chargebacks, returns and losses.

License revenues

License revenues to date consist of up-front, nonrefundable license fees, annual license fees, and subsequent milestone payments that the Company receives under the Company’s research and license agreements. The Company recognizes revenue generated from up-front, nonrefundable license fees upon execution of the agreement and recognizes annual license fees when it is probable that a material reversal will not occur.

Milestone fees are variable consideration that is initially constrained and recognized only when it is probable that such amounts would not be reversed. The Company assesses when achievement of milestones is probable to determine the timing of revenue recognition for milestone fees. Milestones typically consist of significant stages of development for the Company’s traits in a potential commercial product, such as achievement of specific technological targets, completion of field trials, filing with regulatory agencies, completion of the regulatory process, and commercial launch of a product containing the Company’s traits. Given the seasonality of agriculture and time required to progress from one milestone to the next, achievement of milestones is inherently uneven, and the Company’s license revenues are likely to fluctuate significantly from period to period.

Royalty revenues

Royalty revenues consist of amounts earned from the sale of commercial products that incorporate the Company's traits by third parties. Royalty revenues consist of a minimum annual royalty, offset by amounts earned from the sale of products. The Company recognizes the minimum annual royalty on a straight-line basis over the year, and the Company recognizes royalty revenue resulting from the sale of products when the third parties transfer control of the product to their customers, which generally occurs upon shipment. Royalty revenues can fluctuate depending on the timing of shipments of product by the third parties to their customers.

Unearned Revenue		Unearned revenue The Company defers revenue to the extent that cash received in conjunction with a license agreement is not yet earned in accordance with the Company policies.
Cost of Revenues

Cost of revenues

Cost of revenues primarily relates to the sale of Zola products and consists primarily of product and freight costs. Adjustments or write-downs to inventory are also included in cost of revenues.

Research and development expenses

Research and development expenses

Research and development expenses consist of costs incurred in the development and testing of the Company's products and other products in development incorporating the Company's traits. These expenses currently consist primarily of fees paid to product formulation consultants and are expensed as incurred. Additionally, the Company is required from time to time to make certain milestone payments in connection with the development of technologies in-licensed from third parties. The Company's research and development expenses may fluctuate from period to period.

Change in the Estimated Fair Value of Common Stock Warrant Liabilities

Change in the estimated fair value of common stock warrant and option liabilities

Change in the estimated fair value of common stock warrant and option liabilities is comprised of the fair value remeasurement of liability classified common stock warrants and options. See Note 10.

Reverse Stock Split

Reverse Stock Split

In February 2023, the Company’s board of directors approved a reverse split of 40:1 on the Company’s issued and outstanding common stock. On February 15, 2023, the Company’s stockholders approved the certificate of amendment to the Company’s certificate of incorporation, which the Company filed on February 27, 2023 with the Secretary of State of Delaware to effect the reverse split on March 1, 2023. As a result of the reverse stock split, 19,118 additional shares of common stock were issued in lieu of fractional shares. All issued and outstanding common stock, options to purchase common stock and per share amounts contained in the condensed consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Reverse Stock Split

In February 2023, the Company’s board of directors approved a reverse split of 40:1 on the Company’s issued and outstanding common stock. On February 15, 2023, the Company’s stockholders approved the certificate of amendment to the Company’s certificate of incorporation, which the Company filed on February 27, 2023 with the Secretary of State of Delaware to effect the reverse split on March 1, 2023. As a result of the reverse stock split, 19,118 additional shares of common stock were issued in lieu of fractional shares. All issued and outstanding common stock, options to purchase common stock and per share amounts contained in the consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Liquidity, Capital Resources, and Going Concern

Liquidity, Capital Resources, and Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities during the normal course of business. Since inception, the Company has financed its operations primarily through equity financings. As of September 30, 2024, the Company had an accumulated deficit of $274.8 million, cash and cash equivalents of $3.9 million, short-term investments of $2.6 million and current note receivable of $1.8 million. For the nine months ended September

30, 2024, the Company had net loss of $3.0 million and net cash used in operations of $7.4 million. For the twelve months ended December 31, 2023, the Company had net losses of $14.0 million and net cash used in operations of $15.3 million.

With cash and cash equivalents of $3.9 million, short-term investments of $2.6 million and current note receivable of $1.8 million as of September 30, 2024, the Company believes that its existing cash, cash equivalents and short-term investments will not be sufficient to meet its anticipated cash requirements for at least the next 12-18 months from the issuance date of these financial statements, and thus raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company may seek to raise additional funds through debt or equity financings. The Company may also consider entering into additional partner arrangements. The sale of additional equity would result in dilution to the Company’s stockholders. The incurrence of debt would result in debt service obligations, and the instruments governing such debt could provide for additional operating and financing covenants that would restrict operations. If the Company requires additional funds and is unable to secure adequate additional funding at terms agreeable to the Company, the Company may be forced to reduce spending, extend payment terms with suppliers, liquidate assets, or suspend or curtail planned product launches. Any of these actions could materially harm the business, results of operations and financial condition.

Liquidity, Capital Resources, and Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities during the normal course of business. Since inception, the Company has financed its operations primarily through equity and debt financings. As of December 31, 2023, the Company had an accumulated deficit of $271.8 million, cash and cash equivalents of $6.5 million and short-term investments of $5.1 million. For the years ended December 31, 2023 and 2022, the Company had net losses of $14.0 million and $15.6 million, respectively, and net cash used in operations of $15.3 million and $14.0 million, respectively. The Company believes that its existing cash and cash equivalents and short-term investments will not be sufficient to meet its anticipated cash requirements for at least the next 12 months from the issuance date of these financial statements, and thus raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company may seek to raise additional funds through debt or equity financings. The Company may also consider entering into additional partner arrangements. The sale of additional equity would result in dilution to the Company’s stockholders. The incurrence of debt would result in debt service obligations, and the instruments governing such debt could provide for additional operating and financing covenants that would restrict operations. If the Company requires additional funds and is unable to secure adequate additional funding at terms agreeable to the Company, the Company may be forced to reduce spending, extend payment terms with suppliers, liquidate assets, or suspend or curtail planned product launches. Any of these actions could materially harm the business, results of operations and financial condition.

Discontinued Operations

Discontinued Operations

On May 16, 2024, the Company sold the GoodWheat brand to Above Food. GoodWheat operations ceased during the second quarter of 2024.

In July 2023, management made the decision to exit its body care brands as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

In accordance with the provisions of ASC 205-20, the Company has separately reported the assets and liabilities of the discontinued operations in the condensed consolidated balance sheets and the results of the discontinued operations as separate components on the condensed consolidated statements of operations and comprehensive loss for all periods presented.

Major classes of line items constituting the balance sheet of discontinued operations:

	GoodWheat		Body Care
(In thousands)	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Assets
Accounts receivable and other receivables	$70	$8	$—	$—
Inventories, net — current	—	1,121	—	—
Property and equipment, net	—	314	—	—
Inventories, net — noncurrent	—	3,158	—	—
Total assets	$70	$4,601	$—	$—

Liabilities
Accounts payable and accrued expenses	$—	$500	$—	$—
Total liabilities	$—	$500	$—	$—

Major classes of line items constituting net loss from discontinued operations:

	GoodWheat				Body Care
	Three Months Ended September 30,		Nine Months Ended September 30,		Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023	2024	2023	2024	2023
(In thousands)
Product revenue	$(76)	$300	$372	$484	$—	$37	$—	$373
Cost of revenues	—	(285)	(691)	(634)	—	(34)	—	(313)
Research and development	—	(291)	(400)	(1,000)	—	—	—	—
(Loss) Gain on sale of property and equipment	(24)	11	65	36	—	—	—	—
Selling, general and administrative	(330)	(1,580)	(2,040)	(4,551)	—	(86)	—	(651)
Net loss from discontinued operations	$(430)	$(1,845)	$(2,694)	$(5,665)	$—	$(83)	$—	$(591)

The following table presents non-cash items of discontinued operations:

	GoodWheat		Body Care
	Nine Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2024	2023	2024	2023
Depreciation	$37	$109	$—	$24
Gain on disposal of property and equipment	$(65)	$(36)	$—	$—
Write-down of inventories	$—	$275	$—	$—
Accounts receivable and other receivables	$(78)	$—	$—	$(99)
Inventories	$575	$(1,975)	$—	$250
Prepaid expenses and other current assets	$—	$—	$—	$14
Accounts payable and accrued expenses	$(500)	$144	$—	$5
Proceeds from sale of property and equipment	$342	$37	$—	$—

There were no other operating or investing non-cash items for the nine months ended September 30, 2024 and 2023.

Discontinued Operations

On May 16, 2024, the Company sold the GoodWheat brand to Above Food. GoodWheat operations ceased during the second quarter of 2024.

In July 2023, management made the decision to exit its body care brands as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

In accordance with the provisions of ASC 205-20, the Company has separately reported the assets and liabilities of the discontinued operations in the consolidated balance sheets and the results of the discontinued operations as separate components on the consolidated statements of operations and comprehensive loss for all periods presented.

Major classes of line items constituting the balance sheet of discontinued operations:

	GoodWheat		Body Care
(In thousands)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Assets
Accounts receivable and other receivables	$8	$—	$—	$66
Inventories, net — current	1,121	1,090	—	250
Prepaid expenses and other current assets	—	—	—	14
Property and equipment, net	314	502	—	24
Inventories, net — noncurrent	3,158	495	—	—
Total assets	$4,601	$2,087	$—	$354

Liabilities
Accounts payable and accrued expenses	$500	$474	$—	$26
Total liabilities	$500	$474	$—	$26

Major classes of line items constituting net loss from discontinued operations:

	GoodWheat		Body Care
	Year Ended December 31,		Year Ended December 31,
(In thousands)	2023	2022	2023	2022
Product revenue	$876	$2,421	$357	$2,537
Cost of revenues	(1,126)	(2,132)	(314)	(3,700)
Research and development	(1,323)	(1,494)	—	—
Impairment of intangible assets	—	—	—	(263)
Gain on sale of property and equipment	11	—	—	—
Impairment of property and equipment	—	—	—	(371)
Selling, general and administrative	(6,274)	(5,815)	(864)	(3,011)
Other income, net	—	—	—	24
Net loss from discontinued operations	$(7,836)	$(7,020)	$(821)	$(4,784)

The following table presents significant non-cash items of discontinued operations:

	GoodWheat		Body Care
	Year Ended December 31,		Year Ended December 31,
(In thousands)	2023	2022	2023	2022
Depreciation	$151	$105	$24	$88
Impairment of intangible assets	$—	$—	$—	$263
Write-down of inventories	$275	$111	$—	$1,369
Gain on disposal of property and equipment	$(11)	$—	$—	$—
Impairment of property and equipment	$—	$—	$—	$371
Accounts receivable and other receivables	$(8)	$—	$66	$588
Inventories	$(2,969)	$1,290	$250	$(251)
Prepaid expenses and other current assets	$—	$—	$14	$132
Accounts payable and accrued expenses	$26	$(401)	$(26)	$(415)
Proceeds from sale of property and equipment	$48	$—	$—	$—

There were no other significant operating or investing non-cash items for the years ended December 31, 2023 and 2022.